Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 99.1%
Collateralized Loan Obligations — 1.5%
AGL CLO 17 Ltd., (Cayman Islands)
Series 2022-17A BR
5.134%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	$400,000	$400,297
Ares Direct Lending CLO 3 LLC
Series 2024-3A A2
5.479%, (3 Month CME SOFR + 1.75%), due 1/20/37(a)	250,000	250,008
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2021-6A DR
6.684%, (3 Month CME SOFR + 2.95%), due 10/21/34(a)	250,000	242,599
BCC Middle Market CLO LLC
Series 2025-1A A1
5.370%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	275,000	274,374
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R
5.279%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	250,000	250,514
OCP CLO Ltd., (Cayman Islands)
Series 2017-14A A1R
5.099%, (3 Month CME SOFR + 1.37%), due 7/20/37(a)	250,000	250,326
Owl Rock CLO XX LLC, (Cayman Islands)
Series 2024-20A C
5.875%, (3 Month CME SOFR + 2.10%), due 10/24/34(a)	250,000	246,735
Signal Peak CLO 12 Ltd., (Jersey)
Series 2022-12A A1R
5.129%, (3 Month CME SOFR + 1.40%), due 7/18/37(a)	250,000	250,124
Silver Point SCF CLO IV Ltd.
Series 2021-1A A2R
5.703%, (3 Month CME SOFR + 1.95%), due 10/15/36(a)	250,000	250,566
Total Collateralized Loan Obligations
(Cost $2,424,500)		2,415,543

Collateralized Mortgage Obligations — 20.2%
Mortgage Securities — 20.2%
Agate Bay Mortgage Trust
Series 2015-5 B3
3.569%, due 7/25/45(a)(b)	28,234	21,553
Alternative Loan Trust
Series 2005-IM1 A1
4.439%, (1 Month CME SOFR + 0.71%), due 1/25/36(a)	119,909	111,632
Aspire Mortgage Trust 2026-1
Series 2026-1 A1
4.855%, due 1/25/66(a)(b)	354,360	349,780
Banc of America Alternative Loan Trust
Series 2005-11 1CB5
5.500%, due 12/25/35	35,165	31,548
Banc of America Funding Trust
Series 2006-I 6A1
4.164%, (1 Month CME SOFR + 0.49%), due 12/20/46(a)	29,212	26,683
Banc of America Mortgage Trust
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2005-A 2A3
4.747%, due 2/25/35(a)(b)	$15,208	$14,863
BOFAS Re-REMIC Trust 2026-FRR8
Series 2026-FRR8 B746
2.483%, due 4/27/54(a)(b)	260,000	240,793
Series 2026-FRR8 C746
2.506%, due 4/27/54(a)(b)	190,000	176,049
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A
4.300%, due 8/1/53	245,303	240,233
Chase Mortgage Finance Trust
Series 2005-S3 A14
5.500%, due 11/25/35	45,823	31,085
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2
4.089%, (1 Month CME SOFR + 0.36%), due 1/25/36(a)	22,715	21,863
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1
4.439%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	58,707	51,858
CIM Trust
Series 2019-INV1 B4
5.025%, due 2/25/49(a)(b)	331,316	317,589
Series 2021-J2 AIOS
0.210%, due 4/25/51(a)(b)(c)	1,470,697	18,141
Series 2021-J3 A31
2.500%, due 6/25/51(a)(b)	108,860	86,755
Citigroup Mortgage Loan Trust
Series 2014-C B3
4.250%, due 2/25/54(a)(b)	475,000	394,694
Series 2025-4 A2
5.500%, due 10/25/55(a)(b)	198,289	194,664
Citigroup Mortgage Loan Trust 2025-LTV1
Series 2025-LTV1 A1
5.237%, due 12/25/55(a)(b)	417,922	415,007
Citigroup Mortgage Loan Trust 2026-LTV1
Series 2026-LTV1 A1
5.759%, due 5/25/66(a)(b)	496,043	495,244
CLIP 2026-NQM1 Trust
Series 2026-NQM1 A1
5.221%, due 5/25/71(a)(b)	408,631	405,368
Connecticut Avenue Securities
Series 2025-R01 1B1
5.316%, (1 Month SOFR + 1.70%), due 1/25/45(a)	410,000	410,650
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1
12.981%, (1 Month SOFR + 9.36%), due 11/25/39(a)	257,445	263,706
Series 2022-R01 1B2
9.616%, (1 Month SOFR + 6.00%), due 12/25/41(a)	300,000	305,401
Series 2022-R02 2B2
11.266%, (1 Month SOFR + 7.65%), due 1/25/42(a)	685,000	705,064
Series 2022-R04 1B2
13.116%, (1 Month SOFR + 9.50%), due 3/25/42(a)	300,000	315,210
Series 2022-R08 1B1

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
9.216%, (1 Month SOFR + 5.60%), due 7/25/42(a)	$95,000	$99,155
Series 2024-R02 1B1
6.116%, (1 Month SOFR + 2.50%), due 2/25/44(a)	65,000	66,560
Series 2024-R03 2M2
5.566%, (1 Month SOFR + 1.95%), due 3/25/44(a)	395,000	397,957
Series 2024-R05 2B1
5.616%, (1 Month SOFR + 2.00%), due 7/25/44(a)	500,000	504,676
Connecticut Avenue Securities Trust 2022-R06
Series 2022-R06 1M2
7.466%, (1 Month SOFR + 3.85%), due 5/25/42(a)	470,000	480,685
CSMC
Series 2021-NQM2 A2
1.384%, due 2/25/66(a)(b)	366,695	327,340
Flagstar Mortgage Trust
Series 2021-6INV A18
2.500%, due 8/25/51(a)(b)	132,535	105,845
Series 2021-9INV A7
2.500%, due 9/25/41(a)(b)	934,112	825,344
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 A1
3.500%, due 5/25/50(a)(b)	300,292	264,362
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4
2.500%, due 9/25/52(a)(b)	1,505,398	1,212,021
GS Mortgage-Backed Securities Trust
Series 2022-PJ3 A4
2.500%, due 8/25/52(a)(b)	866,511	698,185
Series 2023-PJ1 A4
3.500%, due 2/25/53(a)(b)	1,274,420	1,115,401
GS Mortgage-Backed Securities Trust 2022-HP1
Series 2022-HP1 B4
3.308%, due 9/25/52(a)(b)	494,247	402,641
HarborView Mortgage Loan Trust
Series 2005-2 2A1A
4.224%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	60,158	58,113
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A
4.319%, (1 Month CME SOFR + 0.59%), due 7/25/35(a)	66,172	62,114
J.P. Morgan Mortgage Trust
Series 2019-8 A11
4.689%, (1 Month CME SOFR + 0.96%), due 3/25/50(a)	9,916	9,714
Series 2021-11 A3
2.500%, due 1/25/52(a)(b)	1,296,652	1,041,526
Series 2021-11 AX1
0.216%, due 1/25/52(a)(b)(c)	10,142,401	127,038
Series 2021-12 A3
2.500%, due 2/25/52(a)(b)	1,054,226	846,482
Series 2021-4 B1
2.886%, due 8/25/51(a)(b)	919,625	758,672
Series 2022-1 A3
2.500%, due 7/25/52(a)(b)	700,318	561,615
Series 2022-1 B3
3.084%, due 7/25/52(a)(b)	472,039	378,684
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2024-INV1 A4
6.000%, due 4/25/55(a)(b)	$343,064	$343,045
J.P. Morgan Mortgage Trust Series 2025-NQM4
Series 2025-NQM4 A1F
4.816%, (1 Month SOFR + 1.20%), due 3/25/66(a)	357,365	356,927
LOANDEPOT GMSR Master Trust
Series 2025-GT2 A
6.820%, (1 Month CME SOFR + 3.15%), due 7/16/30(a)	520,000	520,908
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19
2.500%, due 4/25/51(a)(b)	102,413	81,687
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1
4.803%, due 12/25/29(a)(b)	39,634	33,930
Mill City Mortgage Loan Trust
Series 2018-3 B2
3.250%, due 8/25/58(a)(b)	728,447	547,373
Series 2018-4 B4
3.099%, due 4/25/66(a)(b)	414,516	247,530
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10
9.231%, (1 Month SOFR + 5.61%), due 10/25/49(a)	435,000	440,830
Series 2020-01 CE
11.231%, (1 Month SOFR + 7.61%), due 3/25/50(a)	115,000	118,694
Series 2025-01 B1
8.816%, (1 Month SOFR + 5.20%), due 5/25/55(a)	590,000	619,909
Multifamily Connecticut Avenue Securities Trust 2023-01
Series 2023-01 M7
7.616%, (1 Month SOFR + 4.00%), due 11/25/53(a)	336,820	346,154
Multifamily Connecticut Avenue Securities Trust 2024-01
Series 2024-01 M10
7.466%, (1 Month SOFR + 3.85%), due 7/25/54(a)	235,000	244,020
New Residential Mortgage Loan Trust
Series 2019-RPL3 B2
3.962%, due 7/25/59(a)(b)	550,000	464,098
New Residential Mortgage Loan Trust 2024-RPL1
Series 2024-RPL1 B1
3.863%, due 1/25/64(a)(b)	372,000	303,986
OBX 2024-NQM11 Trust
Series 2024-NQM11 B1A
7.252%, due 6/25/64(a)(b)	490,000	495,335
OBX 2025-R1 Trust
Series 2025-R1 A1
4.940%, due 9/25/62	532,271	524,965
OBX 2026-J1 Trust
Series 2026-J1 AF
4.966%, (1 Month SOFR + 1.35%), due 2/25/56(a)	365,627	365,848
OBX Trust
Series 2019-INV2 A5
4.000%, due 5/27/49(a)(b)	28,752	26,120
Series 2022-J1 A14

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
2.500%, due 2/25/52(a)(b)	$992,480	$791,445
Provident Funding Mortgage Trust
Series 2021-INV1 B2
2.778%, due 8/25/51(a)(b)	578,297	483,824
PTCM Re-REMIC Trust 2026-FRR1
Series 2026-FRR1 C157
2.016%, due 7/25/60(a)(b)	350,000	237,739
Series 2026-FRR1 C169
2.999%, due 3/25/62(a)(b)	350,000	239,969
PTCM Re-REMIC Trust 2026-FRR2
Series 2026-FRR2 CD14
1.224%, due 6/25/53(a)(b)	400,000	323,022
RALI Trust
Series 2005-QO3 A1
4.639%, (1 Month CME SOFR + 0.91%), due 10/25/45(a)	85,913	57,759
Series 2007-QO3 A1
4.159%, (1 Month CME SOFR + 0.43%), due 3/25/47(a)	79,441	75,103
RCKT Mortgage Trust
Series 2021-5 A1
2.500%, due 11/25/51(a)(b)	4,082,079	3,291,552
Series 2022-2 A2
2.500%, due 2/25/52(a)(b)	443,925	357,867
Santander Mortgage Asset Receivable Trust 2026-NQMS1
Series 2026-NQMS1 A2
5.796%, due 10/25/65	399,081	397,656
Sequoia Mortgage Trust
Series 2023-2 B2
4.958%, due 3/25/53(a)(b)	416,023	389,849
Sequoia Mortgage Trust 2026-5
Series 2026-5 A26F
5.316%, (1 Month SOFR + 1.70%), due 5/25/56(a)	308,787	308,328
SG Residential Mortgage Trust 2026-4
Series 2026-4 A3
5.761%, due 7/1/66	486,837	484,902
STACR Trust
Series 2018-HRP1 B2
15.481%, (1 Month SOFR + 11.86%), due 5/25/43(a)	762,797	881,447
Series 2018-HRP2 B2
14.231%, (1 Month SOFR + 10.61%), due 2/25/47(a)	200,000	237,812
Towd Point Mortgage Trust
Series 2017-4 B5
3.636%, due 6/25/57(a)(b)	249,771	173,465
Series 2018-2 B5
3.613%, due 3/25/58(a)(b)	1,216,969	572,226
Series 2026-1 A1A
4.131%, due 1/25/66(a)(b)	311,733	306,417
UWM Mortgage Trust
Series 2021-INV5 A14
3.000%, due 1/25/52(a)(b)	543,759	452,382
Verus Securitization Trust 2025-R2
Series 2025-R2 A1
5.086%, due 7/25/67(a)(b)	361,097	357,205
Verus Securitization Trust 2026-R1
Series 2026-R1 A1
4.832%, due 10/25/67(a)(b)	368,280	362,337
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
4.604%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(a)	$18,313	$17,709
Series 2004-AR12 A2B
4.759%, (1 Month CME SOFR + 1.03%), due 10/25/44(a)	48,416	47,791
Series 2004-AR8 A1
4.679%, (1 Month CME SOFR + 0.95%), due 6/25/44(a)	69,586	69,783
Series 2005-AR16 1A1
4.376%, due 12/25/35(a)(b)	50,071	47,219
Series 2005-AR6 2A1A
4.299%, (1 Month CME SOFR + 0.57%), due 4/25/45(a)	43,475	42,195
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3
4.249%, (1 Month CME SOFR + 0.52%), due 10/25/35(a)	27,618	26,414
Total Collateralized Mortgage Obligations
(Cost $33,441,902)		33,104,339

Commercial Asset-Backed Securities — 15.7%

Asset Backed Securities — 15.7%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G
11.395%, due 9/15/32	336,787	343,635
American Credit Acceptance Receivables Trust
Series 2026-3 D
5.490%, due 3/8/33	430,000	429,672
American Credit Acceptance Receivables Trust 2026-2
Series 2026-2 D
5.180%, due 6/8/32	250,000	247,424
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A D
7.350%, due 4/20/28	245,000	246,760
Series 2023-8A D
7.520%, due 2/20/30	495,000	500,227
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D
6.366%, (1 Month SOFR + 2.75%), due 6/25/47(a)	315,975	321,550
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C
5.650%, due 4/16/29	208,744	209,690
Series 2025-3 E
6.620%, due 5/17/32	600,000	592,496
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-1 D
4.990%, due 11/17/31	375,000	369,135
Capital One Multi-Asset Execution Trust
Series 2026-A2 A
5.110%, due 7/15/38	330,000	327,618
CarMax Auto Owner Trust
Series 2024-1 C
5.470%, due 8/15/29	80,000	80,736

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Series 2024-3 C
5.280%, due 3/15/30	$485,000	$488,705
CarMax Select Receivables Trust
Series 2024-A D
6.270%, due 12/16/30	365,000	370,075
Series 2025-A D
5.860%, due 7/15/31	305,000	307,659
Series 2025-B D
5.330%, due 7/15/31	410,000	407,359
CF Hippolyta Issuer LLC
Series 2020-1 A2
1.990%, due 7/15/60	383,718	315,612
Series 2020-1 B1
2.280%, due 7/15/60	422,742	254,296
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A A2
6.000%, due 5/20/55	400,000	403,607
Drive Auto Receivables Trust
Series 2024-1 C
5.430%, due 11/17/31	75,000	75,617
Exeter Automobile Receivables Trust
Series 2022-2A E
6.340%, due 10/15/29	375,000	365,173
Series 2025-3A D
5.570%, due 10/15/31	275,000	277,260
Series 2025-4A D
5.230%, due 1/15/32	435,000	432,716
Series 2025-4A E
6.990%, due 4/15/33	295,000	293,404
Exeter Automobile Receivables Trust 2025-5
Series 2025-5A D
5.160%, due 3/15/32	350,000	347,256
Exeter Automobile Receivables Trust 2026-1
Series 2026-1A E
6.690%, due 8/15/33	315,000	307,668
Exeter Select Automobile Receivables Trust 2025-3
Series 2025-3 D
5.540%, due 5/17/32	400,000	399,320
Exeter Select Automobile Receivables Trust 2026-1
Series 2026-1 D
6.100%, due 11/15/32	300,000	302,289
First Investors Auto Owner Trust
Series 2023-1A D
7.740%, due 1/15/31	285,000	292,709
Flagship Credit Auto Trust
Series 2021-2 D
1.590%, due 6/15/27	22,939	22,862
Series 2021-2 E
3.160%, due 9/15/28	410,000	399,203
Series 2021-3 D
1.650%, due 9/15/27	260,085	257,954
Series 2021-3 E
3.320%, due 12/15/28	650,000	560,575
Series 2022-1 D
3.640%, due 3/15/28	330,888	326,297
Series 2022-2 D
5.800%, due 4/17/28	355,000	299,288
Series 2024-1 C
5.790%, due 2/15/30	345,000	344,757
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Flexential Issuer LLC
Series 2025-1A C
8.540%, due 10/25/60	$320,000	$315,090
GLS Auto Receivables Issuer Trust
Series 2024-2A D
6.190%, due 2/15/30	700,000	710,146
Series 2025-1A D
5.610%, due 11/15/30	610,000	615,938
GLS Auto Receivables Issuer Trust 2022-2
Series 2022-2A E
5.500%, due 6/15/29	310,000	310,555
GLS Auto Receivables Issuer Trust 2026-2
Series 2026-2A D
5.380%, due 1/15/32	395,000	392,816
GMF Floorplan Owner Revolving Trust
Series 2023-2 A
5.340%, due 6/15/30	100,000	101,395
Hertz Vehicle Financing III LLC
Series 2024-2A D
9.410%, due 1/27/31	315,000	325,363
Series 2025-3A D
8.550%, due 12/26/29	445,000	450,269
Series 2025-6A D
8.300%, due 5/25/32	515,000	511,797
Series 2026-1A D
7.910%, due 11/25/30	330,000	327,952
Huntington Bank Auto Credit-Linked Notes Series 2024-2
Series 2024-2 E
11.121%, (1 Month SOFR + 7.50%), due 10/20/32(a)	365,785	360,431
Hyundai Auto Receivables Trust
Series 2024-B C
5.290%, due 10/15/31	210,000	212,017
J.P. Morgan Mortgage Trust 2026-ACES1
Series 2026-ACES1 A2
5.161%, due 4/25/66(a)(b)	320,000	312,045
Series 2026-ACES1 A3
5.310%, due 4/25/66(a)(b)	325,000	316,942
Series 2026-ACES1 M1
5.609%, due 4/25/66(a)(b)	250,000	245,319
Kinetic ABS Issuer LLC
Series 2026-1A A2
5.219%, due 2/25/56	395,000	386,969
LAD Auto Receivables Trust
Series 2024-1A D
6.150%, due 6/16/31	100,000	101,642
Series 2024-2A D
6.370%, due 10/15/31	430,000	437,869
Series 2024-3A D
5.180%, due 2/17/32	565,000	563,076
Series 2025-2A D
5.010%, due 12/15/32	380,000	375,981
Long Beach Mortgage Loan Trust
Series 2004-3 M1
4.694%, (1 Month CME SOFR + 0.97%), due 7/25/34(a)	91,036	91,463
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1
5.090%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	300,000	300,648

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2020-F
Series 2020-FA A
1.220%, due 7/15/69	$170,143	$160,394
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1
1.910%, due 10/20/61	285,000	230,853
Octagon Investment Partners 49 Ltd., (Cayman Islands)
Series 2020-5A ARR
4.873%, (3 Month CME SOFR + 1.12%), due 4/15/37(a)	300,000	299,529
Progress Residential Trust
Series 2025-SFR3 D
3.390%, due 7/17/42	355,000	320,080
Series 2025-SFR4 C
5.050%, due 8/17/42	439,736	426,670
Retained Vantage Data Centers Issuer LLC
Series 2023-1A A2A
5.000%, due 9/15/48	325,000	320,676
RIN V LLC
Series 2023-2A A1R
5.081%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	350,000	350,028
Santander Drive Auto Receivables Trust 2026-1
Series 2026-1 D
4.750%, due 4/15/32	500,000	489,313
Shentel Issuer LLC
Series 2025-1A A2
5.640%, due 12/20/55	480,000	480,590
SoFi Consumer Loan Program 2026-3
Series 2026-3 D
5.640%, due 6/25/35	355,000	353,224
Structured Asset Investment Loan Trust
Series 2004-8 A6
4.639%, (1 Month CME SOFR + 0.91%), due 9/25/34(a)	90,501	88,564
Switch ABS Issuer LLC
Series 2025-2A B
6.244%, due 10/25/55	280,000	270,483
Towd Point Mortgage Trust 2025-CES3
Series 2025-CES3 M2
5.916%, due 8/25/65(a)(b)	415,000	411,290
Toyota Auto Loan Extended Note Trust
Series 2023-1A A
4.930%, due 6/25/36	100,000	100,666
Uniti Fiber Abs Issuer LLC
Series 2025-2A C
7.834%, due 1/20/56	350,000	354,073
Vantage Data Centers Issuer LLC
Series 2021-1A A2
2.165%, due 10/15/46	585,000	581,936
VERTICAL BRIDGE CC LLC
Series 2025-1A D
9.383%, due 8/16/55	245,000	250,125
Zayo Issuer LLC
Series 2025-1A B
6.088%, due 3/20/55	470,000	468,184
Series 2025-2A A2
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
5.953%, due 6/20/55	$475,000	$478,072
Total Commercial Asset-Backed Securities
(Cost $26,017,244)		25,721,077

Commercial Mortgage-Backed Securities — 14.3%

Mortgage Securities — 14.3%
1301 Trust 2025-AOA
Series 2025-1301 D
6.223%, due 8/11/42(a)(b)	385,000	380,785
ARZ Trust 2024-BILT
Series 2024-BILT E
7.487%, due 6/11/39	310,000	315,417
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ A
2.848%, due 8/14/34	345,000	244,446
BAMLL Commercial Mortgage Securities Trust 2014-520M
Series 2014-520M A
4.185%, due 8/15/46(a)(b)	375,000	336,806
BANK
Series 2017-BNK7 C
3.970%, due 9/15/60(a)(b)	440,000	404,958
BANK 2017-BNK8
Series 2017-BNK8 D
2.600%, due 11/15/50	200,000	117,032
BBCMS Mortgage Trust
Series 2024-C24 AS
5.867%, due 2/15/57	70,000	70,825
BBSG 2016-MRP Mortgage Trust
Series 2016-MRP A
3.275%, due 6/5/36	300,000	275,256
Benchmark Mortgage Trust
Series 2019-B14 C
3.771%, due 12/15/62(a)(b)	485,000	347,026
Series 2020-B17 C
3.371%, due 3/15/53(a)(b)	210,000	158,529
BF Mortgage Trust
Series 2019-NYT E
6.474%, (1 Month CME SOFR + 2.80%), due 12/15/35(a)	683,500	543,656
BFLD Commercial Mortgage Trust
Series 2025-5MW D
6.371%, due 10/10/42(a)(b)	575,000	577,456
BLP Commercial Mortgage Trust 2023-IND
Series 2023-IND F
7.863%, (1 Month CME SOFR + 4.19%), due 3/15/40(a)	313,071	314,636
BMO Mortgage Trust
Series 2022-C1 111A
3.269%, due 2/17/55(a)(b)	550,000	530,284
BWAY Mortgage Trust
Series 2013-1515 C
3.446%, due 3/10/33	285,000	262,997
BX Commercial Mortgage Trust
Series 2024-BRBK D
9.676%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	265,000	263,680
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC F

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
6.622%, (1 Month CME SOFR + 2.95%), due 4/15/34(a)	$330,000	$322,758
BX Commercial Mortgage Trust 2024-VLT5
Series 2024-VLT5 E
7.872%, due 11/13/46(a)(b)	360,000	355,666
BX Commercial Mortgage Trust 2026-VLT9
Series 2026-VLT9 D
6.926%, (1 Month CME SOFR + 3.25%), due 3/15/45(a)	400,000	399,001
BX Trust
Series 2019-OC11 D
3.944%, due 12/9/41(a)(b)	500,000	470,469
BX Trust 2025-ARIA
Series 2025-ARIA C
5.517%, due 12/13/42(a)(b)	330,000	326,463
BX Trust 2025-LIFE
Series 2025-LIFE A
5.884%, due 6/13/47(a)(b)	360,000	351,742
BX Trust 2025-VOLT
Series 2025-VOLT B
5.776%, (1 Month CME SOFR + 2.10%), due 12/15/44(a)	380,000	380,118
BX Trust 2026-CLS
Series 2026-CLS D
7.126%, (1 Month CME SOFR + 3.45%), due 5/15/43(a)	480,000	481,501
BXP Trust 2021-601L
Series 2021-601L A
2.618%, due 1/15/44	575,000	495,289
CAMB Commercial Mortgage Trust
Series 2021-CX2 D
2.771%, due 11/10/46(a)(b)	600,000	418,693
Citigroup Commercial Mortgage Trust
Series 2018-B2 D
3.143%, due 3/10/51(a)(b)	520,000	377,257
Citigroup Commercial Mortgage Trust 2026-MFAM1
Series 2026-MFAM1 C
6.087%, due 7/15/59(a)(b)	385,000	385,507
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CR6 D
3.872%, due 3/10/46(a)(b)	175,000	160,905
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D
3.222%, due 11/10/47	226,028	115,274
COMM 2018-HCLV Mortgage Trust
Series 2018-HCLV A
4.972%, (1 Month CME SOFR + 1.30%), due 9/15/33(a)	425,000	402,193
COMM 2020-CX Mortgage Trust
Series 2020-CX D
2.683%, due 11/10/46(a)(b)	290,000	224,142
COMM Mortgage Trust
Series 2016-DC2 C
4.607%, due 2/10/49(a)(b)	395,000	388,269
Series 2016-DC2 D
3.857%, due 2/10/49(a)(b)	760,000	693,850
CSMC 2014-USA OA LLC
Series 2014-USA A1
3.304%, due 9/15/37	446,556	410,999
CSMC 2017-TIME
Series 2017-TIME A
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
3.646%, due 11/13/39	$315,000	$301,735
DBUBS Mortgage Trust
Series 2011-LC3A PM2
5.098%, due 5/10/44(a)(b)	225,000	33,750
ESTN Trust 2026-TOWN
Series 2026-TOWN D
6.470%, due 5/12/46(a)(b)	500,000	497,259
Extended Stay America Trust 2026-ESH2
Series 2026-ESH2 D
5.926%, (1 Month CME SOFR + 2.25%), due 2/15/43(a)	365,399	367,454
First Citizens Loan Trust 2026-SBA1
Series 2026-SBA1A M3
6.594%, due 5/27/53	435,000	430,730
GS Mortgage Securities Trust
Series 2015-GC30 B
3.961%, due 5/10/50(a)(b)	103,679	100,828
Series 2015-GC30 D
3.384%, due 5/10/50	1,075,000	655,428
GS Mortgage Securities Trust 2014-GC22
Series 2014-GC22 AS
4.113%, due 6/10/47	395,000	365,113
Series 2014-GC22 B
4.391%, due 6/10/47(a)(b)	175,000	135,509
GSMS Trust 2024-Fair
Series 2024-FAIR D
7.949%, due 7/15/29(a)(b)	350,000	343,733
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D
6.865%, (1 Month CME SOFR + 3.19%), due 5/15/37(a)	100,000	100,031
Hilton USA Trust 2016-SFP
Series 2016-SFP A
2.828%, due 11/5/35	200,000	165,200
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-SPRL D
6.340%, due 1/13/40(a)(b)	315,000	319,556
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A
5.091%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	245,000	230,318
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 B
4.009%, due 3/15/50(a)(b)	150,000	125,202
Series 2017-C7 D
3.000%, due 10/15/50	100,000	81,244
JPMF1 Multifamily Mortgage Trust 2026-FX1
Series 2026-FX1 B
5.617%, due 5/15/59(a)(b)	370,000	369,799
Life 2022-BMR Mortgage Trust
Series 2022-BMR2 A1
4.972%, (1 Month CME SOFR + 1.30%), due 5/15/39(a)	335,000	314,063
LONG Trust 2026-ISL
Series 2026-ISL A
5.376%, (1 Month CME SOFR + 1.70%), due 6/15/43(a)	375,000	374,539

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Manhattan West 2026-2MW Mortgage Trust
Series 2026-2MW B
5.534%, due 6/10/48(a)(b)	$440,000	$433,698
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS
3.561%, due 4/15/48	110,000	105,837
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Series 2016-C28 D
3.000%, due 1/15/49	450,000	47,119
Morgan Stanley Capital I Trust 2021-230P
Series 2021-230P A
4.960%, (1 Month CME SOFR + 1.28%), due 12/15/38(a)	275,000	266,862
MSWF Commercial Mortgage Trust
Series 2023-2 AS
6.491%, due 12/15/56(a)(b)	75,000	78,900
MTN Commercial Mortgage Trust 2026-LPFX
Series 2026-LPFX E
6.348%, due 5/15/43(a)(b)	390,000	385,216
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE A
5.256%, (1 Month CME SOFR + 1.58%), due 7/15/36(a)	339,543	330,205
NCMF Trust
Series 2025-MFS D
6.618%, due 6/10/33(a)(b)	375,000	375,226
NYC Commercial Mortgage Trust 2025-1155
Series 2025-1155 E
7.358%, due 6/10/42(a)(b)	480,000	466,909
NYC Trust 2026-9W57
Series 2026-9W57 A
4.890%, due 6/6/40(a)(b)	315,000	310,434
Series 2026-9W57 C
5.422%, due 6/6/40(a)(b)	245,000	242,197
PNW Trust 2026-ARTE
Series 2026-ARTE A
5.388%, (1 Month CME SOFR + 1.71%), due 4/15/41(a)	330,000	329,175
ROCK Trust 2024-CNTR
Series 2024-CNTR C
6.471%, due 11/13/41	315,000	320,828
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-5AVE B
4.388%, due 1/5/43(a)(b)	380,000	325,048
SWCH Commercial Mortgage Trust
Series 2025-DATA A
5.119%, (1 Month CME SOFR + 1.44%), due 2/15/42(a)	320,000	317,608
UBS Commercial Mortgage Trust
Series 2018-C9 C
4.942%, due 3/15/51(a)(b)	405,000	239,025
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B
3.649%, due 3/10/46(a)(b)	490,061	470,464
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
WB Commercial Mortgage Trust 2024-HQ
Series 2024-HQ A
5.937%, due 3/15/40(a)(b)	$530,000	$530,801
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5 D
4.796%, due 1/15/59(a)(b)	394,000	177,300
Series 2019-C51 AS
3.584%, due 6/15/52	116,000	102,959
WP Glimcher Mall Trust
Series 2015-WPG C
3.516%, due 6/5/35(a)(b)	100,000	75,954
Total Commercial Mortgage-Backed Securities
(Cost $24,119,325)		23,547,141

U.S. Government & Federal Agencies — 47.4%

Mortgage Securities — 46.0%
Fannie Mae Interest Strip
Series 2022-426 C32
1.500%, due 2/25/52(c)	164,235	15,320
Series 2023-438 C34
6.000%, due 8/25/53(c)	577,324	135,018
Series 2024-440 C46
4.000%, due 10/25/53(c)	696,012	152,542
Fannie Mae Pool
Series 2018-BK4772
4.000%, due 8/1/48	20,441	18,977
Series 2018-BN0340
4.500%, due 12/1/48	11,238	10,733
Series 2018-CA2056
4.500%, due 7/1/48	50,650	48,508
Series 2018-CA2960
4.500%, due 1/1/49	26,210	25,018
Series 2020-FM3129
3.000%, due 5/1/50	79,025	68,172
Series 2020-FM3889
3.000%, due 7/1/50	24,707	21,345
Series 2020-FM5299
3.500%, due 11/1/50	20,208	17,987
Series 2021-FM7418
2.500%, due 6/1/51	120,998	101,134
Series 2021-MA4371
2.500%, due 6/1/51	1,162,681	940,262
Series 2021-MA4438
2.500%, due 10/1/51	2,533,229	2,079,823
Series 2021-MA4492
2.000%, due 12/1/51	3,926,988	3,084,883
Series 2021-MA4511
2.000%, due 1/1/52	2,436,221	1,913,384
Series 2022-BU1417
3.000%, due 1/1/52	93,061	79,745
Series 2022-BU9929
2.000%, due 2/1/52	626,479	488,460
Series 2022-MA4562
2.000%, due 3/1/52	4,027,211	3,157,975
Series 2022-MA4598
2.500%, due 5/1/52	1,313,887	1,078,762
Series 2022-MA4623
2.500%, due 6/1/52	2,214,867	1,819,912
Series 2022-MA4624
3.000%, due 6/1/52	2,254,993	1,930,139

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2022-MA4626
4.000%, due 6/1/52	$956,981	$877,502
Series 2022-MA4806
5.000%, due 11/1/52	378,125	367,865
Series 2023-FS3603
5.500%, due 8/1/53	43,078	43,079
Series 2023-FS3904
5.000%, due 3/1/53	19,887	19,332
Series 2023-FS5641
6.000%, due 8/1/53	86,239	87,610
Series 2023-MA4918
5.000%, due 2/1/53	1,294,214	1,257,980
Series 2023-MA4919
5.500%, due 2/1/53	653,302	651,419
Series 2023-MA4940
5.000%, due 3/1/53	901,177	875,769
Series 2023-MA5009
5.000%, due 5/1/53	785,714	764,863
Series 2023-MA5020
5.000%, due 5/1/43	590,667	572,631
Series 2023-MA5027
4.000%, due 5/1/53	879,743	804,769
Series 2023-MA5139
6.000%, due 9/1/53	308,843	313,251
Series 2024-FS7587
5.500%, due 4/1/54	62,826	62,744
Series 2024-FS8105
2.000%, due 10/1/52	3,186,432	2,494,347
Series 2024-FS8206
5.500%, due 6/1/54	482,201	482,101
Series 2024-FS9453
4.500%, due 8/1/53	267,707	253,672
Series 2024-MA5353
5.500%, due 5/1/54	2,103,380	2,086,319
Series 2024-MA5497
5.500%, due 10/1/54	668,361	661,994
Series 2024-MA5552
5.000%, due 12/1/54	1,825,308	1,765,238
Series 2025-FA1540
6.000%, due 12/1/54	309,438	315,334
Series 2025-FA2250
3.000%, due 7/1/52	811,552	694,949
Series 2025-MA5611
4.000%, due 2/1/55	445,476	406,881
Series 2025-MA5614
5.500%, due 2/1/55	311,629	308,822
Series 2026-FA6424
5.000%, due 7/1/56	595,000	575,533
Series 2026-MA5997
5.000%, due 3/1/56	1,241,854	1,198,924
Series 2026-MA6118
5.000%, due 7/1/56	678,185	654,740
Fannie Mae REMICS
Series 2016-19 SD
2.369%, (1 Month SOFR + 5.99%), due 4/25/46(a)(c)	102,249	7,276
Series 2016-57 SN
2.319%, (1 Month SOFR + 5.94%), due 6/25/46(a)(c)	54,351	4,712
Series 2019-32 SB
2.319%, (1 Month SOFR + 5.94%), due 6/25/49(a)(c)	45,745	4,037
Series 2019-77 LZ
3.000%, due 1/25/50	167,532	143,282
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2020-23 PS
2.319%, (1 Month SOFR + 5.94%), due 2/25/50(a)(c)	$63,624	$6,234
Series 2020-57 LJ
2.000%, due 8/25/50	535,000	394,042
Series 2020-63 B
1.250%, due 9/25/50	7,621	5,867
Series 2021-12 GC
3.500%, due 7/25/50	73,103	65,068
Series 2021-3 TI
2.500%, due 2/25/51(c)	1,020,565	168,515
Series 2021-34 MI
2.500%, due 3/25/51(c)	752,233	97,229
Series 2021-8 ID
3.500%, due 3/25/51(c)	863,158	185,615
Series 2021-85 BI
3.000%, due 12/25/51(c)	276,169	47,690
Series 2021-91 HI
3.000%, due 1/25/52(c)	94,021	11,528
Series 2022-10 SA
2.134%, (1 Month SOFR + 5.75%), due 2/25/52(a)(c)	585,884	55,791
Series 2024-78 EV
5.500%, due 10/25/35	407,426	408,265
Series 2025-103 SA
2.214%, (1 Month SOFR + 5.83%), due 6/25/55(a)(c)	790,541	43,937
Series 2025-18 SM
3.484%, (1 Month SOFR + 7.10%), due 9/25/54(a)(c)	7,674	679
Series 2025-31 ZJ
5.000%, due 6/25/54	377,846	354,969
Freddie Mac Gold Pool
Series 2018-G08831
4.000%, due 8/1/48	10,525	9,787
Freddie Mac Mscr Trust
Series 2024-MN8 M2
7.866%, (1 Month SOFR + 4.25%), due 5/25/44(a)	630,000	657,576
Freddie Mac Mscr Trust Mn10
Series 2025-MN10 M2
6.466%, (1 Month SOFR + 2.85%), due 2/25/45(a)	735,000	739,205
Freddie Mac Mscr Trust Mn13
Series 2026-MN13 B1
8.116%, (1 Month SOFR + 4.50%), due 3/25/46(a)	155,000	152,132
Series 2026-MN13 M2
6.566%, (1 Month SOFR + 2.95%), due 3/25/46(a)	200,000	201,374
Freddie Mac Mscr Trust Mn14
Series 2026-MN14 B1
7.916%, (1 Month SOFR + 4.30%), due 6/25/46(a)	290,000	290,360
Freddie Mac Pool
Series 2019-QA1451
3.000%, due 8/1/49	12,375	10,718
Series 2019-RA1780
4.500%, due 11/1/49	29,686	28,524
Series 2021-RA4934
3.000%, due 3/1/51	926,509	791,577
Series 2021-SD8146
2.000%, due 5/1/51	680,699	535,419
Series 2021-SD8166

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
2.000%, due 9/1/51	$1,777,715	$1,394,325
Series 2022-QD8143
2.000%, due 3/1/52	83,495	65,277
Series 2022-RA6622
2.500%, due 1/1/52	186,688	154,638
Series 2022-RA7122
3.500%, due 4/1/52	641,760	572,608
Series 2022-SD8199
2.000%, due 3/1/52	4,203,480	3,295,357
Series 2022-SD8211
2.000%, due 5/1/52	1,699,345	1,329,332
Series 2022-SD8220
3.000%, due 6/1/52	421,446	360,785
Series 2022-SD8243
3.500%, due 9/1/52	1,318,948	1,170,902
Series 2022-SD8256
4.000%, due 10/1/52	492,253	451,684
Series 2022-SD8266
4.500%, due 11/1/52	2,648,360	2,502,017
Series 2022-SD8277
5.500%, due 12/1/52	493,942	493,253
Series 2023-SD3392
5.500%, due 7/1/53	33,664	33,441
Series 2023-SD3770
2.500%, due 3/1/52	487,367	407,141
Series 2023-SD8325
6.000%, due 5/1/53	95,293	96,836
Series 2023-SD8329
5.000%, due 6/1/53	476,148	462,205
Series 2023-SD8342
5.500%, due 7/1/53	974,446	969,369
Series 2024-SD4958
2.000%, due 6/1/52	3,402,580	2,676,036
Series 2024-SD5040
5.500%, due 3/1/54	53,729	53,665
Series 2024-SD6766
5.500%, due 11/1/54	1,102,618	1,096,562
Series 2024-SD6871
5.500%, due 11/1/54	651,329	648,839
Series 2024-SD8407
5.000%, due 3/1/54	469,535	454,380
Series 2025-RB5383
4.500%, due 1/1/46	303,074	289,434
Series 2025-RJ5572
5.000%, due 12/1/55	662,759	643,199
Series 2025-SD8506
5.500%, due 2/1/55	922,811	914,019
Series 2025-SL0927
6.000%, due 9/1/54	876,788	893,975
Series 2025-SL1570
6.000%, due 7/1/55	257,128	260,110
Freddie Mac REMICS
Series 2020-4993 KS
2.319%, (1 Month SOFR + 5.94%), due 7/25/50(a)(c)	132,122	14,032
Series 2020-4994 TS
2.369%, (1 Month SOFR + 5.99%), due 7/25/50(a)(c)	1,250,014	131,688
Series 2020-5021 SA
0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(c)	849,682	9,350
Series 2020-5036 IO
3.500%, due 11/25/50(c)	648,105	139,940
Series 2020-5040 IO
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
3.500%, due 11/25/50(c)	$48,808	$8,635
Series 2021-5070 PI
3.000%, due 8/25/50(c)	58,543	10,285
Series 2021-5094 IP
3.000%, due 4/25/51(c)	448,578	71,062
Series 2021-5152 BI
3.000%, due 7/25/50(c)	79,372	13,658
Series 2021-5167 GI
3.000%, due 11/25/51(c)	898,884	145,333
Series 2022-5191 IO
3.500%, due 9/25/50(c)	61,863	11,848
Series 2022-5205 KI
3.000%, due 12/25/48(c)	51,466	4,990
Series 2023-5326 QO
0.000%, due 9/25/50(d)(e)	393,803	266,593
Series 2023-5328 JY
0.250%, due 9/25/50	397,194	271,347
Series 2023-5351 DO
0.000%, due 9/25/53(d)(e)	76,631	62,088
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 B2
9.116%, (1 Month SOFR + 5.50%), due 1/25/34(a)	220,000	268,185
Series 2022-HQA1 B2
14.616%, (1 Month SOFR + 11.00%), due 3/25/42(a)	150,000	158,926
Freddie Mac STACR REMIC Trust 2026-DNA2
Series 2026-DNA2 M2
5.216%, (1 Month SOFR + 1.60%), due 3/25/46(a)	435,000	437,272
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B
4.161%, due 8/25/48(a)(b)	667,417	540,034
Freddie Mac STACR Trust
Series 2019-FTR1 B2
12.081%, (1 Month SOFR + 8.46%), due 1/25/48(a)	585,000	689,019
Series 2019-FTR3 B2
8.542%, (1 Month SOFR + 4.91%), due 9/25/47(a)	500,000	549,769
Series 2019-HQA2 B2
14.981%, (1 Month SOFR + 11.36%), due 4/25/49(a)	680,000	799,428
Freddie Mac STACR Trust 2019-DNA3
Series 2019-DNA3 B2
11.881%, (1 Month SOFR + 8.26%), due 7/25/49(a)	360,000	393,704
Freddie Mac Strips
Series 2006-240
0.000%, due 7/15/36(d)(e)	29,233	25,564
Series 2007-246
0.000%, due 5/15/37(d)(e)	42,663	34,841
Series 2012-272
0.000%, due 8/15/42(d)(e)	132,203	100,113
Series 2013-311 S1
2.210%, (1 Month SOFR + 5.84%), due 8/15/43(a)(c)	1,085,984	89,036
Series 2023-397 C61
5.500%, due 1/25/53(c)	510,868	107,732
Series 2023-402
0.000%, due 9/25/53(d)(e)	65,434	53,095
Ginnie Mae II Pool

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-MA7706
3.000%, due 11/20/51	$775,626	$673,817
Series 2024-787246
3.000%, due 9/20/53	1,145,238	975,203
Ginnie Mae Strip
Series 2004-1 1
0.000%, due 7/20/34(d)(e)	13,619	11,925
Government National Mortgage Association
Series 2016-93 AI
4.500%, due 7/20/44(c)	588,808	129,559
Series 2018-173 ZA
3.000%, due 7/16/60	389,081	284,561
Series 2020-1 YS
0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(c)	112,208	737
Series 2020-129 SB
0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(c)	139,640	840
Series 2020-146 SA
2.516%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(c)	119,968	13,291
Series 2020-149 IQ
2.500%, due 10/20/50(c)	129,825	18,101
Series 2020-166 IC
2.000%, due 11/20/50(c)	59,085	6,954
Series 2020-167 SN
2.516%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	409,101	46,221
Series 2020-168 IA
0.975%, due 12/16/62(a)(b)(c)	2,034,764	142,624
Series 2020-177 IO
0.807%, due 6/16/62(a)(b)(c)	228,977	13,691
Series 2020-183 HT
2.149%, (1 Month SOFR + 5.77%), due 12/20/50(a)(c)	109,871	11,512
Series 2020-188 GI
2.000%, due 12/20/50(c)	915,652	106,409
Series 2020-188 IO
2.000%, due 12/20/50(c)	82,117	9,039
Series 2020-189 NS
2.516%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	117,363	13,749
Series 2020-189 SU
2.516%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	353,719	41,669
Series 2020-34 SC
2.266%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(c)	71,001	6,972
Series 2020-96 CS
2.316%, (1 Month CME SOFR + 5.99%), due 8/20/49(a)(c)	204,314	20,451
Series 2021-1 IT
3.000%, due 1/20/51(c)	783,137	132,166
Series 2021-1 PI
2.500%, due 12/20/50(c)	56,670	8,239
Series 2021-122 HS
2.516%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(c)	922,437	105,834
Series 2021-16 AS
0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(c)	2,000,244	11,094
Series 2021-177 IM
3.000%, due 10/20/51(c)	89,810	14,960
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-177 SB
0.000%, (1 Month SOFR + 3.20%), due 10/20/51(a)(c)	$4,342,761	$44,377
Series 2021-179 SA
2.516%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	943,141	109,801
Series 2021-188 IO
2.500%, due 10/20/51(c)	1,133,335	179,800
Series 2021-205 GA
2.000%, due 11/20/51	115,238	92,493
Series 2021-226 SA
0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(c)	17,279,201	24,768
Series 2021-29 AS
0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(c)	222,246	1,345
Series 2021-30 HI
2.000%, due 2/20/51(c)	171,939	18,405
Series 2021-44 IQ
3.000%, due 3/20/51(c)	567,938	93,166
Series 2021-47 IO
0.992%, due 3/16/61(a)(b)(c)	352,293	22,904
Series 2021-50 KI
2.500%, due 1/20/48(c)	158,179	16,884
Series 2021-56 FE
2.500%, (1 Month SOFR + 0.20%), due 10/20/50(a)(c)	115,788	16,385
Series 2021-57 SA
2.516%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	1,536,099	165,014
Series 2021-57 SD
2.516%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	2,174,576	247,499
Series 2021-67 PI
3.000%, due 4/20/51(c)	75,378	12,407
Series 2021-96 JS
2.566%, (1 Month CME SOFR + 6.24%), due 6/20/51(a)(c)	1,034,393	123,137
Series 2021-96 NS
2.516%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	115,673	12,390
Series 2021-96 SN
2.516%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	141,635	13,546
Series 2021-97 SM
2.516%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	100,860	11,355
Series 2021-98 IN
3.000%, due 6/20/51(c)	72,587	12,778
Series 2022-1 CF
2.500%, (1 Month SOFR + 0.80%), due 1/20/52(a)	219,746	182,786
Series 2022-10 IC
2.000%, due 11/20/51(c)	1,006,297	118,523
Series 2022-101 SB
0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(c)	982,460	5,418
Series 2022-107 SA
0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(c)	4,940,213	33,056
Series 2022-182 IO
3.000%, due 10/20/45(c)	288,767	36,429
Series 2022-185 DI
1.022%, due 10/16/65(a)(b)(c)	864,620	56,728

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2022-190 HS
2.266%, (1 Month CME SOFR + 5.94%), due 2/20/50(a)(c)	$286,426	$25,469
Series 2022-207 IO
3.000%, due 8/20/51(c)	70,377	11,982
Series 2022-78 S
0.079%, (1 Month SOFR + 3.70%), due 4/20/52(a)(c)	126,525	1,217
Series 2022-87 SA
0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(c)	1,957,133	14,433
Series 2023-1 HD
3.500%, due 1/20/52	161,856	142,815
Series 2023-159 CI
0.956%, due 7/16/65(a)(b)(c)	1,889,747	126,525
Series 2023-172 IO
1.332%, due 2/16/66(a)(b)(c)	2,229,643	196,095
Series 2023-194 CI
0.844%, due 10/16/65(a)(b)(c)	1,448,034	86,309
Series 2023-37 IB
2.500%, due 10/20/50(c)	585,677	82,583
Series 2023-53
0.000%, due 4/20/53(d)(e)	198,037	157,325
Series 2023-59 YC
7.094%, due 9/20/51(a)(b)	60,340	64,587
Series 2023-66 OQ
0.000%, due 7/20/52(d)(e)	142,184	113,034
Series 2023-86 SE
3.029%, (1 Month SOFR + 6.65%), due 9/20/50(a)(c)	651,591	86,306
Series 2024-48 JI
3.000%, due 7/20/51(c)	728,967	125,581
Series 2025-112 IO
0.570%, due 3/16/66(a)(b)(c)	2,279,315	111,293
Series 2025-131 S
2.429%, (1 Month SOFR + 6.05%), due 8/20/55(a)(c)	622,708	45,883
Series 2025-25 P
7.000%, due 11/20/54	164,711	167,371
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU
3.250%, due 11/25/64	1,355,788	1,145,687
Seasoned Loans Structured Transaction Series
Series 2018-1 A1
3.500%, due 6/25/28	41,266	40,459
		75,500,097
U.S. Treasury Note — 1.4%
U.S. Treasury Notes
4.375%, due 7/31/31	85,000	84,808
4.375%, due 7/31/33	2,185,000	2,160,077
		2,244,885
Total U.S. Government & Federal Agencies
(Cost $79,160,821)		77,744,982

	Shares	Value
Short-Term Investment — 0.9%

Money Market Fund — 0.9%
BNY Dreyfus Treasury Obligations Cash Management Fund, 3.53%(f)
(Cost $1,446,814)	1,446,814	$1,446,814

Total Investments — 100.0% (Cost $166,610,606)		163,979,896
Other Assets and Liabilities, Net — 0.0%(g)		(65,535)
Net Assets — 100.0%		$163,914,361

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	Reflects the 1-day yield at July 31, 2026.
(g)	Less than 0.05%.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

Schedule of Investments ─ NYLIM MacKay Securitized Income ETF (formerly, NYLI MacKay Securitized Income ETF) (continued)

July 31, 2026 (unaudited)

Open futures contracts outstanding at July 31, 2026:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2026	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
U.S. 10 Year Note (CBT)	Citigroup Global Markets, Inc.	September 2026	191	$20,851,607	$20,628,000	$(223,607)
U.S. 5 Year Note (CBT)	Citigroup Global Markets, Inc.	September 2026	34	3,622,308	3,603,203	(19,105)
						$(242,712)
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Note	Citigroup Global Markets, Inc.	September 2026	(58)	$(6,438,178)	$(6,362,782)	$75,396
U.S. Long Bond (CBT)	Citigroup Global Markets, Inc.	September 2026	(7)	(775,015)	(758,188)	16,827
						$92,223
TOTAL						$(150,489)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $280,155 at July 31, 2026.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Collateralized Loan Obligations	$—	$2,415,543	$—	$2,415,543
Collateralized Mortgage Obligations	—	33,104,339	—	33,104,339
Commercial Asset-Backed Securities	—	25,721,077	—	25,721,077
Commercial Mortgage-Backed Securities	—	23,547,141	—	23,547,141
U.S. Government & Federal Agencies	—	77,744,982	—	77,744,982
Short-Term Investment:
Money Market Fund	1,446,814	—	—	1,446,814
Total Investments in Securities	1,446,814	162,533,082	—	163,979,896
Other Financial Instruments:(i)
Futures Contracts	92,223	—	—	92,223
Total Investments in Securities and Other Financial Instruments	$1,539,037	$162,533,082	$—	$164,072,119
Liability Valuation Inputs
Other Financial Instruments:(i)
Futures Contracts	$(242,712)	$—	$—	$(242,712)

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.